Document and Entity Information	Jun. 10, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 10, 2022, Sotherly Hotels Inc. (“Sotherly” or the “Company”), a Maryland corporation and the sole general partner of Sotherly Hotels LP, a Delaware limited partnership (the “Operating Partnership”), completed the sale of the DoubleTree by Hilton Raleigh-Brownstone University hotel (the “Disposition”).On June 14, 2022, the Company and the Operating Partnership filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Initial Form 8-K”) reporting the completion of the Disposition. The Company and the Operating Partnership are filing this Amendment No. 1 to the Initial Form 8-K on Form 8-K/A (the “Amendment”) to include certain pro forma financial information related to the Disposition required by Item 9.01(b) of Form 8-K.The pro forma financial information attached hereto should be read in conjunction with the Initial Form 8-K and this Amendment, and is incorporated by reference as though fully set forth herein.
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	SOTHERLY HOTELS INC.
Entity Central Index Key	0001301236
Entity Emerging Growth Company	false
Entity File Number	001-32379
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1531029
Entity Address, Address Line One	306 South Henry Street, Suite 100
Entity Address, City or Town	Williamsburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23185
City Area Code	757
Local Phone Number	229-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of each class	Common Stock, $0.01 par value
Trading Symbol	SOHO
Name of each exchange on which registered	NASDAQ
8.0% Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	8.0% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHOB
Name of each exchange on which registered	NASDAQ
7.875% Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	7.875% Series C Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHOO
Name of each exchange on which registered	NASDAQ
8.25% Series D Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of each class	8.25% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	SOHON
Name of each exchange on which registered	NASDAQ
Sotherly Hotels LP [Member]
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 10, 2022, Sotherly Hotels Inc. (“Sotherly” or the “Company”), a Maryland corporation and the sole general partner of Sotherly Hotels LP, a Delaware limited partnership (the “Operating Partnership”), completed the sale of the DoubleTree by Hilton Raleigh-Brownstone University hotel (the “Disposition”).On June 14, 2022, the Company and the Operating Partnership filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Initial Form 8-K”) reporting the completion of the Disposition. The Company and the Operating Partnership are filing this Amendment No. 1 to the Initial Form 8-K on Form 8-K/A (the “Amendment”) to include certain pro forma financial information related to the Disposition required by Item 9.01(b) of Form 8-K.The pro forma financial information attached hereto should be read in conjunction with the Initial Form 8-K and this Amendment, and is incorporated by reference as though fully set forth herein.
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	SOTHERLY HOTELS LP
Entity Central Index Key	0001301236
Entity Emerging Growth Company	false
Entity File Number	001-36091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1965427
Entity Address, Address Line One	306 South Henry Street, Suite 100
Entity Address, City or Town	Williamsburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23185
City Area Code	757
Local Phone Number	229-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false